ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued employee payroll and welfare benefits	$ 14,459	$ 13,259
Payable for property and equipment	2,393	2,871
Accrued rental expenses	3,344	1,737
Business taxes and other tax payable	1,970	1,460
Individual income taxes payable	513	520
Accrued professional service fees	933	472
Accrued advertisement expenses	124	344
Accrued other service fees	343	222
Other	1,078	848
Accrued expenses and other current liabilities	$ 25,157	$ 21,733